Investment - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Balance sheet data:
Current assets	¥ 166,559		¥ 212,333		$ 24,225
Non-current assets	608,712		348,656		88,533
Current liabilities	5,262		90,909		765
Non-current liabilities	4,320		2,437		$ 628
Operating data:
Revenues	24,073	$ 3,501	53,175	¥ 94,343
Gross profit	12,830	1,866	43,947	65,097
Operating (loss) income	29,066	4,227	(2,372)	(50,475)
Net (loss) income	¥ 25,301	$ 3,680	¥ 5,849	¥ (40,192)